EARNINGS PER SHARE (Details Textual)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment	¥ 0	$ 0	¥ 93,780,174
JinkoSolar Holding Co Ltd [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Accretion to Redemption Value, Adjustment		$ 0		$ 93,789,174